Prepayments	6 Months Ended
Jun. 30, 2025
Prepayments [Abstract]
Prepayments
9.	Prepayments

Items	June 30, 2025	December 31, 2024
Current items:
Prepayment for purchases	$17,159,416	$27,342,454
Prepayment for insurance expenses	194,610	847,820
Others	681,792	441,937
	$18,035,818	$28,632,212

Non-current items:
Prepayment for insurance expenses	$259,662	$315,304
	$259,662	$315,304